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                                  HARBOR FUND
                                  ONE SEAGATE
                              TOLEDO, OHIO  43666

                               November 25, 1996

BY ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:  Harbor Fund (File Nos. 33-5852 and 811-4676)

Ladies and Gentlemen:

        This letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933 for the purpose of certifying that the form of prospectus and supplement to the statement of additional information of Harbor Fund that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 21 ("PEA No. 21") to Harbor Fund's registration statement filed on November 20, 1996. The text of Harbor Fund's most recent prospectus and statement of additional information was filed electronically as part of PEA No. 21.

        If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (419) 247-5209 or Elaine M. Hartnett, Esq., counsel to the Trust, at (617) 526-6000 (collect).

                                        Sincerely,



                                        Karen B. Wasil

cc:  Ronald C. Boller
     Elaine M. Hartnett, Esq.